INTANGIBLE ASSET (Details 1) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Fiscal years:
Remaining 2020		$ 49,029
Remaining of 2021	$ 3,101	36,772
2022	12,412	24,515
2023	12,412	$ 12,257
Thereafter	$ 12,381